Fair Value (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value [Abstract]
Fair Value, Measurement Inputs, Disclosure [Text Block]
The Company’s assets and (liabilities) measured at fair value were as follows (in thousands):

		Based on
	Fair Value	Quoted Prices in Active Markets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
December 31, 2013
Assets and (Liabilities) Measured at Fair Value on a Recurring Basis:
Bond Portfolio (1)	$25,140	$—	$25,140	$—
7.75% interest rate swap agreement - fair value hedge (2)	18,671	—	18,671	—
Derivatives (3)	—	—	—	—
Total	$43,811	$—	$43,811	$—

December 31, 2012
Assets and (Liabilities) Measured at Fair Value on a Recurring Basis:
Bond Portfolio (1)	$24,887	$—	$24,887	$—
7.75% interest rate swap agreement - fair value hedge (2)	46,090	—	46,090	—
Derivatives (3)	—	—	—	—
Total	$70,977	$—	$70,977	$—